Stock-Based Compensation - Summary of Share-based Payment Arrangement, Option, Exercise Price Range (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options Outstanding
Shares (in shares)	11,985
Options Exercisable
Shares (in shares)	11,393
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 0.06
Options Outstanding
Shares (in shares)	921
Weighted Average Remaining Contractual Life (in Years)	6 years 10 months 17 days
Options Exercisable
Shares (in shares)	693
Weighted Average Remaining Contractual Life (in Years)	6 years 10 months 20 days
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 0.40
Options Outstanding
Shares (in shares)	2,533
Weighted Average Remaining Contractual Life (in Years)	7 years 2 months 26 days
Options Exercisable
Shares (in shares)	2,521
Weighted Average Remaining Contractual Life (in Years)	7 years 2 months 26 days
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 1.55
Options Outstanding
Shares (in shares)	259
Weighted Average Remaining Contractual Life (in Years)	7 years 9 months 18 days
Options Exercisable
Shares (in shares)	183
Weighted Average Remaining Contractual Life (in Years)	7 years 10 months 2 days
Exercise Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 1.75
Options Outstanding
Shares (in shares)	3,305
Weighted Average Remaining Contractual Life (in Years)	8 years 4 months 17 days
Options Exercisable
Shares (in shares)	3,168
Weighted Average Remaining Contractual Life (in Years)	8 years 4 months 9 days
Exercise Price Range Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.43
Options Outstanding
Shares (in shares)	3,324
Weighted Average Remaining Contractual Life (in Years)	9 years 4 months 6 days
Options Exercisable
Shares (in shares)	3,320
Weighted Average Remaining Contractual Life (in Years)	9 years 4 months 6 days
Exercise Price Range Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 8.90
Options Outstanding
Shares (in shares)	117
Weighted Average Remaining Contractual Life (in Years)	9 years 9 months 18 days
Options Exercisable
Shares (in shares)	1
Weighted Average Remaining Contractual Life (in Years)	9 years 9 months 18 days
Exercise Price Range Seven [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 9.37
Options Outstanding
Shares (in shares)	4
Weighted Average Remaining Contractual Life (in Years)	9 years 10 months 9 days
Options Exercisable
Shares (in shares)	0
Exercise Price Range Eight [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 9.41
Options Outstanding
Shares (in shares)	1,522
Weighted Average Remaining Contractual Life (in Years)	9 years 11 months 19 days
Options Exercisable
Shares (in shares)	1,507
Weighted Average Remaining Contractual Life (in Years)	9 years 11 months 19 days